Form N-1A Cover	Jul. 02, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Document Creation Date	Jul. 02, 2026
Document Effective Date	Jul. 02, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Jul. 02, 2026